Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 9,329	$ 8,281	$ 18,302	$ 17,003
IRELAND
Segment Reporting Information [Line Items]
Depreciation and amortization	3,236	2,347	6,182	4,977
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,854	1,283	3,436	2,859
UNITED STATES
Segment Reporting Information [Line Items]
Depreciation and amortization	3,125	3,647	6,468	7,215
Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,114	$ 1,004	$ 2,216	$ 1,952